Digital Assets - Schedule of Summarizes the Company’s Digital Assets (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Summarizes the Company’s Digital Assets [Abstract]
Digital assets cost basis	¥ 768,873,376
Digital assets fair value	730,150,140
Unrealized loss on digital assets	¥ 38,723,236	$ 5,537,349